As filed with the Securities and Exchange Commission on March 2, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03802

LEHMAN BROTHERS INCOME FUNDS
(Exact Name of the Registrant as Specified in Charter)
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti, Chief Executive Officer
Lehman Brothers Income Funds
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

Arthur Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)

Date of fiscal year end: March 31, 2009

Date of reporting period: December 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§ 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

December 31, 2008 Schedule of Investments Neuberger Berman Government Money Fund (UNAUDITED)

PRINCIPAL AMOUNT		VALUE††
($000's omitted)		($000's omitted)
U.S. Government Agency Securities (81.7%)
13,198	Fannie Mae, Bonds, 3.13%, due 3/16/09	13,213
314,883	Fannie Mae, Disc. Notes, 0.06% – 2.05%, due 1/2/09 – 4/22/09	314,605
21,995	Fannie Mae, Floating Rate Notes, 0.35%, due 1/2/09	21,995µ
6,600	Federal Farm Credit Bank, Bonds, 3.60%, due 1/14/09	6,602
49,600	Federal Farm Credit Bank, Floating Rate Bonds, 0.29% – 0.32%, due 1/2/09	49,595µ
169,320	Federal Home Loan Bank, Bonds, 2.19% – 2.80%, due 1/2/09 – 8/4/09	169,478
617,050	Federal Home Loan Bank, Disc. Notes, 0.01% – 1.64%, due 1/5/09 – 4/27/09	616,741
116,200	Federal Home Loan Bank, Floating Rate Bonds, 0.28% – 3.54%, due 1/2/09 – 2/27/09	116,194µ
624,921	Freddie Mac, Disc. Notes, 0.01% – 2.00%, due 1/2/09 – 6/25/09	623,895
35,000	Freddie Mac, Floating Rate Notes, 1.78%, due 1/7/09	35,000µ
	Total U.S. Government Agency Securities	1,967,318
Repurchase Agreements (18.2%)
437,500	Goldman Sachs Repurchase Agreement, 0.02%, due 1/02/09, dated 12/31/08, Maturity Value $437,500,486, Collateralized by $301,336,770, Freddie Mac, 5.00%, due 9/1/38 & 12/1/38 and $140,480,620, Fannie Mae, 5.50%, due 8/1/37 (Collateral Value $446,250,000)	437,500
	Total Investments (99.9%)	2,404,818
	Cash, receivables and other assets, less liabilities (0.1%)	1,470
	Total Net Assets (100.0%)	$2,406,288

See Notes to Schedule of Investments

December 31, 2008 Schedule of Investments Neuberger Berman Tax-Free Money Fund (UNAUDITED)

PRINCIPAL AMOUNT	SECURITY @@	VALUE ††
($000's omitted)		($000's omitted)
Alabama (2.5%)
13,800	Mobile Spring Hill College Ed. Bldg. Au. Rev. (Spring Hill College Proj.), Ser. 2007, (LOC: Regions Bank), 1.60%, due 1/7/09	13,800	µß
California (1.5%)
4,900	California Ed. Fac. Au. Rev. (Floater Cert.), Ser. 2001-487, (LOC: Morgan Stanley), 2.25%, due 1/1/09	4,900	µ
1,200	Los Angeles Dept. Wtr. & Pwr. Rev. (Floaters), Ser. 2005-1243, (FSA Insured), 2.50%, due 1/1/09	1,200	µs
1,290	Southern Kern Unified Sch. Dist. BANS., Ser. 2008, 4.00%, due 12/1/09	1,313
900	Union City Multi-Family Rev. (Floater), Ser. 2007-122G, (LOC: Goldman Sachs), 1.72%, due 1/1/09	900	µ
		8,313
Colorado (2.3%)
2,000	Central Platte Valley Metro. Dist., Ser. 2001-A, (LOC: BNP Paribas), 5.00%, due 12/1/09	2,047	µ
11,000	Colorado Ed. & Cultural Facs. Au. Rev. (Floaters), Ser. 2007-1557, (FGIC Insured), 1.25%, due 1/1/09	11,000	µbb
		13,047
Florida (3.4%)
13,525	Alachua Co. Hlth. Fac. Au. Continuing Care Rev. (Oak Hammock Univ. Proj.), Ser. 2002-A, (LOC: Bank of Scotland), 1.35%, due 1/2/09	13,525	µß
5,185	Lee Co. Ind. Dev. Au. Hlth. Care Fac. Rev. (Shady Rest Care Pavilion), Ser. 2005, (LOC: Fifth Third Bank), 3.37%, due 1/2/09	5,185	µß
		18,710
Georgia (1.4%)
1,000	Bibb Co. Dev. Au. Rev. (Baptist Vlg. Proj.), Ser. 1998, (LOC: SunTrust Bank), 1.27%, due 1/7/09	1,000	µß
6,500	Catoosa Co. Dev. Au. Rev. (Galaxy Carpet), Ser. 1991, (LOC: Wachovia Bank & Trust Co.), 2.27%, due 1/1/09	6,500	µß
		7,500
Illinois (14.1%)
13,000	BB&T Muni. Trust Var. St. (Floaters), Ser. 2008-5001, (LOC: Rabobank N.A.), 1.40%, due 1/1/09	13,000	ñµ
4,000	Chicago Board Ed. G.O. Muni. Sec. Trust Receipts, Ser. 2008-50A, (FGIC Insured), 1.26%, due 1/1/09	4,000	µt
7,305	Chicago G.O. Muni. Sec. Trust Receipts, Ser. 2008-53A, (FGIC Insured), 1.25%, due 1/1/09	7,305	ñµt
3,275	Chicago G.O. Muni. Sec. Trust Receipts, Ser. 2008-56A, (FGIC Insured), 1.25%, due 1/1/09	3,275	µt
10,695	Illinois Fin. Au. Rev. (Kohl Children’s Museum), Ser. 2004, (LOC: Fifth Third Bank), 1.60%, due 1/7/09	10,695	µß
15,000	Illinois Fin. Au. Rev. (Loyola Univ. Hlth.), Ser. 2006-C, (LOC: Charter One Bank), 0.73%, due 1/7/09	15,000	µß
5,000	Lake Co. Sch. Dist. Number 109 Deerfield G.O. Debt Cert., Ser. 2006, (LOC: JP Morgan Chase), 0.95%, due 1/7/09	5,000	µ
4,835	Reg. Trans. Au. Muni. Sec. Trust Receipts, Ser. 2008-55A, (FGIC Insured), 1.25%, due 1/1/09	4,835	µt
15,385	Springfield Elec. Rev. (Putters), Ser. 2006-1314, (MBIA Insured), 1.33%, due 1/1/09	15,385	µo
		78,495
Indiana (4.6%)
11,000	Angola Ed. Fac. Rev. (State Univ. Proj.), Ser. 2006, (LOC: Fifth Third Bank), 3.37%, due 1/2/09	11,000	µß
3,200	Greater Clark Co. Independent Sch. Temporary Loan Warrants, Ser. 2008, 4.00%, due 3/31/09	3,204
3,000	Indiana Fin. Au. Hosp. Rev. (Floyd. Mem. Hosp. & Hlth.), Ser. 2008, (LOC: Branch Banking & Trust Co.), 1.35%, due 1/2/09	3,000	µß
5,200	Indiana St. Dev. Fin. Au. Rev. (Cathedral High), Ser. 2001, (LOC: Fifth Third Bank), 2.60%, due 1/2/09	5,200	µß
3,450	Indianapolis Local Pub. Imp. Bond Bank (Recourse Notes), Ser. 2007-F, 4.00%, due 1/12/09	3,451
		25,855
Iowa (2.5%)
14,000	Iowa Higher Ed. Loan Au. Rev. (Private College St. Ambrose ), Ser. 2003, (LOC: Northern Trust Co.), 1.35%, due 1/2/09	14,000	µß
Louisiana (5.1%)
10,000	BB&T Muni. Trust Var. St. (Floaters), Ser. 2008-4003, (LOC: Branch Banking & Trust Co.), 1.33%, due 1/1/09	10,000	ñµ
18,500	Tangipahoa Parish Hosp. Svc. Dist. Number 1 Hosp. Rev. (North Oaks Med. Ctr. Proj.), Ser. 2003-B, (LOC: Allied Irish Bank), 1.25%, due 1/1/09	18,500	µ
		28,500
Maine (0.9%)
4,600	Maine Hlth. & Higher Ed. Fac. Au. Rev. (Piper Shores), Ser. 1999-A, 7.55%, due 1/1/29 Pre-Refunded 1/1/09	4,766	ß
Massachusetts (2.1%)
4,250	Massachusetts St. G.O. Muni. Sec. Trust Receipts, Ser. 2008-52A, (FGIC Insured), 1.25%, due 1/1/09	4,250	µt
7,625	Massachusetts St. G.O. Muni. Sec. Trust Receipts, Ser. 2008-51A, (AMBAC Insured), 1.25%, due 1/1/09	7,625	µt
		11,875
Minnesota (1.2%)
6,765	St. Paul Port Au. Rev. (Amherst H. Wilder Foundation), Ser. 2006-3, (LOC: Bank of New York), 1.35%, due 1/2/09	6,765	µß
Missouri (5.9%)
11,040	Branson Creek Comm. Imp. Dist. Spec. Assessment, Ser. 2002, (LOC: Union Planters Bank), 1.60%, due 1/7/09	11,040	µ
2,650	Missouri St. Hlth. & Ed. Fac. Au. Ed. Fac. Rev. (Kansas City Art Institute), Ser. 2005, (LOC: Commerce Bank N.A.), 1.38%, due 1/2/09	2,650	µß
12,852	Missouri St. Hlth. & Ed. Fac. Au. Ed. Fac. Rev. (Rockhurst Univ.), Ser. 2002, (LOC: Bank of America), 1.38%, due 1/2/09	12,852	µß
2,000	Missouri St. Hlth. & Ed. Fac. Au. Hlth. Fac. Rev. (Bethesda Hlth. Group, Inc.), Ser. 2006, (LOC: U.S. Bank), 1.15%, due 1/2/09	2,000	µß
4,020	St. Louis Co. Rockwood Sch. Dist. Number R-6 G.O., Ser. 2008-A, 5.00%, due 2/1/09	4,029
		32,571
Nebraska (1.1%)
6,210	Deutsche Bank Spears/Lifers Trust Var. Sts. (Omaha Spec. Oblig.), Ser. 2008-543, (LOC: Deutsche Bank), 1.25%, due 1/1/09	6,210	µ
Nevada (2.3%)
150	Eclipse Funding Trust Var. St. (Solar Eclipse Truckee Meadows Wtr.), Ser. 2007-0015, (XLCA Insured), 1.15%, due 1/1/09	150	µu
12,900	Las Vegas Valley Wtr. Dist., Ser. 2006-C, (LOC: Dexia Credit Locale de France), 3.10%, due 1/2/09	12,900	µ
		13,050
New Jersey (1.0%)
5,520	New Jersey St. Trans. Trust Funding Au. (Floaters), Ser. 2008-012, (FSA Insured), 4.00%, due 1/1/09	5,520	µl
New Mexico (1.7%)
9,700	Univ. New Mexico Univ. Rev. Sub. Lien Sys. Imp., Ser. 2001, (LOC: Dexia Credit Locale de France), 1.51%, due 1/7/09	9,700	µ
New York (1.7%)
3,000	Monroe Co. G.O. RANS, Ser. 2008, 6.50%, due 4/15/09	3,021
2,100	New York G.O., Ser. 1993-A4, (LOC: Landesbank Baden-Wurttemberg), 1.10%, due 1/2/09	2,100	µ
4,400	Westchester Co. IDA Continuing Care Retirement (Kendal Hudson Proj.), Ser. 2007, (LOC: Sovereign Bank), 1.02%, due 1/1/09	4,400	µßcc
		9,521
North Carolina (0.0%)
10	BB&T Muni. Trust Var. St. (Floaters), Ser. 2008-1009, (LOC: Branch Banking & Trust Co.), 1.22%, due 1/1/09	10	µ
Ohio (4.0%)
2,000	Cuyahoga Co. Hlth. Care Rev. (Jennings Ctr. Older Proj.), Ser. 2004, (LOC: Fifth Third Bank), 3.33%, due 1/1/09	2,000	µ
1,900	Cuyahoga Co. Rev. (Cleveland Clinic), Ser. 2004-BI, (LOC: JP Morgan Chase), 1.05%, due 1/2/09	1,900	µß
7,060	Marysville G.O. BANS (Waste Wtr.), Ser. 2008, 2.50%, due 6/3/09	7,076
3,705	Marysville Tax Increment Fin. Rev. (Coleman's Crossing Rd.), Ser. 2008, (LOC: Fifth Third Bank), 2.75%, due 9/10/09	3,717
7,455	Univ. of Toledo Gen. Receipts Bonds, Ser. 2001-SGA125, (FGIC Insured), 0.85%, due 1/7/09	7,455	µt
		22,148
Pennsylvania (0.5%)
3,000	Pennsylvania St. Turnpike Commission BANS, Ser. 2007-A, (AMBAC Insured), 4.00%, due 10/15/09	3,002
Puerto Rico (3.6%)
20,000	Puerto Rico Commonwealth Hwy. & Trans. Au. Trans. Rev., Ser. 2008-10327CE, (LOC: Citigroup Global Markets), 1.37%, due 1/1/09	20,000	µ
South Carolina (0.9%)
5,250	Jasper Co. Rev. BANS (Office Bldg. Proj.), Ser. 2008, 2.35%, due 7/1/09	5,250
Tennessee (3.7%)
10,365	Blount Co. Pub. Bldg. Au. (Local Gov’t Pub. Imp. Bonds), Ser. 2008-E3E, (LOC: KBC Bank), 1.50%, due 1/2/09	10,365	µ
7,400	Sevier Co. Pub. Bldg. Au. (Local Gov’t Pub. Imp. Bonds), Ser. 2008 A1, (LOC: KBC Bank), 1.50%, due 1/2/09	7,400	µ
2,895	Williamson Co. Ind. Dev. Board Rev. (Omore College), Ser. 2007, (LOC: Fifth Third Bank), 3.37%, due 1/2/09	2,895	µß
		20,660
Texas (12.9%)
11,740	Austin Comm. College Dist. Pub. Fac. Corp. (Merlots), Ser. 2008-D320, (LOC: Wachovia Bank & Trust Co.), 1.30%, due 1/7/09	11,740	µ
3,005	Dallas Independent Sch. Dist. Maintenance Tax Notes, Ser. 2008, 4.00%, due 2/15/09	3,013
2,800	Denton Independent Sch. Dist. G.O., Ser. 1996-B, (PSF Insured), 2.20%, due 8/15/09	2,800	µp
7,485	Deutsche Bank Spears/Lifers Trust Var. St. (Lovejoy Independent Sch. Dist.), Ser. 2008-514, (PSF Insured), 1.25%, due 1/1/09	7,485	µk
9,370	Harris Co. Hlth. Fac. Dev. Corp. Rev. (Putters), Ser. 2005-1018, (LOC: JP Morgan Chase), 1.25%, due 1/2/09	9,370	ñµ
9,935	McKinney Independent Sch. Dist. (Floaters), Ser. 2006-26TP, (PSF Insured), 1.25%, due 1/1/09	9,935	µx
9,715	Round Rock Independent Sch. Dist. (Merlots), Ser. 2008-D84, (Wachovia Bank & Trust Co.), 1.35%, due 1/7/09	9,715	µ
8,795	Texas A&M Univ. Rev. (Merlots), Ser. 2008-D148, (LOC: Wachovia Bank & Trust Co.), 1.35%, due 1/7/09	8,795	µ
8,645	Texas St. G.O. (Merlots), Ser. 2008-D187 (LOC: Wachovia Bank & Trust Co.), 1.35%, due 1/7/09	8,645	µ
		71,498
Utah (3.0%)
12,400	Intermountain Pwr. Agcy. Pwr. Supply Rev., Ser. 1985-E, (LOC: Morgan Stanley), 2.50%, due 1/2/09	12,400	µ
3,000	Murray City Hosp. Rev., Ser. 2005-C, (LOC: Northern Trust Co.), 1.10%, due 1/2/09	3,000	µß
1,000	Weber Co. Hosp. Rev. (IHC Hlth. Svc., Inc.), Ser. 2000-B, (LOC: Westdeutsche Landesbank Girozentrale), 1.15%, due 1/2/09	1,000	µß
		16,400
Washington (5.1%)
13,815	Everett Pub. Fac. Dist. Proj. Rev., Ser. 2007, (LOC: Dexia Credit Locale de France), 3.10%, due 1/2/09	13,815	µ
4,500	Washington St. Hlth. Care Fac. Au. Rev., Ser. 2000, (Radian Insured), 2.10%, due 1/1/09	4,500	µßaa
9,875	Washington St. Hlth. Care Fac. Au. Rev. (Grays Harbor Comm. Hosp.), Ser. 2007, (Radian Insured), 3.10%, due 1/2/09	9,875	µßaa
		28,190
Wisconsin (5.1%)
2,900	Watertown Unified Sch. Dist. BANS, Ser. 2008, 2.75%, due 12/1/09	2,908
4,700	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Aurora Hlth. Care), Ser. 2006-C, (LOC: Marshall & Ilsley), 2.10%, due 1/2/09	4,700	µß
1,500	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (ProHealth Care, Inc.), Ser. 2008-A, (LOC: Marshall & Ilsley), 2.10%, due 1/2/09	1,500	µß
3,785	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (St. Joseph's Comm. Hosp. Proj.), Ser. 2005, (LOC: Marshall & IIsley), 1.25%, due 1/1/09	3,785	µß
15,220	Wisconsin St. Hlth. & Ed. Fac. Au. Rev., Ser. 2008-B, (LOC: Marshall & IIsley), 2.10%, due 1/2/09	15,220	µß
		28,113
	Total Investments (94.1%)	523,469
	Cash, receivables and other assets, less liabilities (5.9%)	32,815
	Total Net Assets (100.0%)	$556,284

See Notes to Schedule of Investments

December 31, 2008 (Unaudited)

Notes to Schedule of Investments Lehman Brothers Income Funds

††	Investment securities are valued at amortized cost, which approximates U.S. federal income tax cost.

The Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective April 1, 2008. In accordance with FAS 157, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of the Funds’ investments.

In addition to defining fair value, FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 – quoted prices in active markets for identical investments
• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2008:

Neuberger Berman Government Money Fund:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$-
Level 2 - Other Significant Observable Inputs	2,404,817,738
Level 3 – Significant Unobservable Inputs	-
Total	$2,404,817,738

Neuberger Berman Tax-Free Money Fund:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$-
Level 2 - Other Significant Observable Inputs	523,468,856
Level 3 – Significant Unobservable Inputs	-
Total	$523,468,856

@@

Municipal securities held by Tax-Free Money Fund are within the two highest rating categories assigned by a nationally recognized statistical rating organization (“NRSRO”) such as Moody’s Investors Service, Inc. or Standard & Poor’s Rating Services or, where not rated, are determined by the master series’ investment manager to be of comparable quality. Approximately 93.6 % of the municipal securities held by Tax-Free Money Fund have credit enhancement features backing them, which the funds may rely on, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of the fund. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give the funds the right to sell back the issue on the date specified.

ñ

Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be liquid. At December 31, 2008, these securities amounted to approximately $39,675,000 and 7.1 % of net assets for Tax-Exempt Money Fund.

ß	Security is guaranteed by the corporate or non-profit obligor.

µ	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of December 31, 2008.

k	Security is subject to a guarantee provided by Deutsche Bank, backing 100% of the total principal.

l	Security is subject to a guarantee provided by Dexia Credit Locale de France, backing 100% of the total principal.

o	Security is subject to a guarantee provided by JP Morgan Chase, backing 100% of the total principal.

p	Security is subject to a guarantee provided by Westdeutsche Landesbank Girozentrale, backing 100% of the total principal.

s	Security is subject to a guarantee provided by Morgan Stanley, backing 100% of the total principal.

t	Security is subject to a guarantee provided by Societe Generale, backing 100% of the total principal.

u	Security is subject to a guarantee provided by U.S. Bank, backing 100% of the total principal.

x	Security is subject to a guarantee provided by Wells Fargo Bank & Trust Co., backing 100% of the total principal.

aa	Security is subject to a guarantee provided by KeyBank, backing 100% of the total principal.

bb	Security is subject to a guarantee provided by Rabobank N.A., backing 100% of the total principal.

cc	Security is subject to a guarantee provided by Natixis NY, backing 100% of the total principal.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent financial statements.

Item 2. Controls and Procedures.

(a)

Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lehman Brothers Income Funds

By:	/s/ Robert Conti
Robert Conti Chief Executive Officer

Date: February 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti Chief Executive Officer

Date: February 27, 2009

By:	/s/ John M. McGovern
John M. McGovern Treasurer and Principal Financial and Accounting Officer

Date: February 27, 2009